Patent Rights	12 Months Ended
Dec. 31, 2019
Patent Rights [Abstract]
Patent Rights
4 .	PATENT RIGHTS

For the year ended December 31, 2019	Cost	Accumulated Amortization & Impairment Losses	Net Book Value
Balance at January 1, 2018	$978,126	$(203,901)	$774,225
Additions during the year	420,587	—	420,587
Amortization in the year	—	(22,327)	(22,327)
Balance at December 31, 2018	$1,398,713	$(226,228)	$1,172,485
Additions during the year	458,037	—	458,037
Amortization in the year	—	(28,777)	(28,777)

Balance at December 31, 2019	$1,856,750	$(255,005)	$1,601,745